EMERGING MARKETS GROWTH FUND, INC.
          11100 santa Monica Boulevard, 15th Floor
                 Los Angeles, CA  90025-3384

                                                          March 7, 2000

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Emerging Markets Growth Fund, Inc. (the "Fund")
     Registration Nos. 333-74995 and 811-04692

Ladies and Gentlemen:

 On behalf the Fund, the undersigned hereby certifies pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the form of Prospectus and Statements of Additional Information that the Fund would have filed pursuant to Rule 497(c) would not have differed from those filed on February 29, 2000 as part of the Fund's most recent registration statement, and (ii) the text of the Fund's most recent registration statement was filed electronically on February 29, 2000.

 No fees are required in connection with this filing. Feel free to contact the undersigned at (310) 996- 6204 in the event that you have any questions.

       Sincerely,

       /s/ Peter C. Kelly
       Peter C. Kelly
       Vice President
       Emerging Markets Growth Fund, Inc.

cc:  Briccio Barrientos
     SECURITIES AND EXCHANGE COMMISSION
     Caroline Schaefer, Esq.
     DECHERT PRICE & RHOADS